THE PRUDENTIAL SERIES FUND

PSF Government Income Portfolio

Supplement dated April 8, 2025 to the

Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for The Prudential Series Fund (the Trust) and the Summary Prospectus relating to the PSF Government Income Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Scott Donnelly is no longer a named portfolio manager to the Portfolio.

To reflect these changes, all references and information for the Portfolio pertaining to Scott Donnelly are hereby removed from the Trust’s Prospectus, SAI and the Summary Prospectus relating to the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

15PROSUP3